Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	R$ 1,682,512	R$ 801,206	R$ 673,872
Cancellation	(18,906)	(10,200)	(14,764)
Discounts	(100,425)	(30,305)	(24,128)
ProUni scholarships	(201,436)	(109,217)	(98,289)
Taxes and contributions on revenue	(44,399)	(20,337)	(17,512)
Net revenue	1,317,346	631,147	519,179
Amount billed to students for the portion to be transferred to the hub partner	343,603	181,630	153,776
Revenue balance payable to the hub partner	43,676	12,989	21,881
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,299,183	624,871	517,950
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 18,163	R$ 6,276	R$ 1,229